As filed with the Securities and Exchange Commission on July 14, 2017

File No. 333-183155

File No. 811-22732

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post- Effective Amendment No. 42	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44	X

____________________________________________

HORIZONS ETF TRUST I

(Exact Name of Registrant as Specified in Charter)

c/o Horizons ETFs Management (US) LLC

625 Madison Avenue, 3rd Floor

New York, New York 10022

(Address of Principal Executive Office)

(212) 205-8300

(Registrant’s Telephone Number)

_______________________________________________________________

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

Copies of communications to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective (check appropriate box)

X	Immediately upon filing pursuant to paragraph (b)
On (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 42 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 41 filed on July 10, 2017, and incorporates Part A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 14th day of July, 2017.

Recon Capital Series Trust

By:	/s/ Garrett K. Paolella

Name:	Garrett K. Paolella

Title:	Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Garrett K. Paolella
Garrett K. Paolella	Trustee, President, and Chief Executive Officer	July 14, 2017

/s/ Christopher W. Roleke
Christopher W. Roleke	Treasurer and Chief Financial Officer	July 14, 2017

John L. Jacobs*
John L. Jacobs	Trustee	July 14, 2017

Robinson C. Jacobs*
Robinson C. Jacobs	Trustee	July 14, 2017

Mark W. Buckley-Jones*
Mark W. Buckley-Jones*	Trustee	July 14, 2017

*By:	/s/ Garrett K. Paolella
Garrett K. Paolella, Trustee, President and Chief Executive Officer
Attorney-in-Fact, pursuant to Powers of Attorney filed on August 24, 2015 or February 26, 2016 and incorporated by reference herein

EXHIBIT INDEX

Exhibit No.	Exhibit
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase